Pension and Other Postretirement Healthcare Benefits - Summary of Fair Value of Pension Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 U.S. Level 3 Assets	Dec. 31, 2010 U.S. Level 3 Assets	Dec. 31, 2012 U.S. Pension	Dec. 31, 2011 U.S. Pension	Dec. 31, 2012 U.S. Pension Corporate	Dec. 31, 2011 U.S. Pension Corporate	Dec. 31, 2012 U.S. Pension Government	Dec. 31, 2011 U.S. Pension Government	Dec. 31, 2012 U.S. Pension Mortgages	Dec. 31, 2011 U.S. Pension Mortgages	Dec. 31, 2012 U.S. Pension International Commingled Fixed Income Funds	Dec. 31, 2011 U.S. Pension International Commingled Fixed Income Funds	Dec. 31, 2012 U.S. Pension Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension U S Mutual Funds [Member]	Dec. 31, 2011 U.S. Pension Asset backed [Member]	Dec. 31, 2012 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2011 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1) Government	Dec. 31, 2011 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1) Government	Dec. 31, 2011 U.S. Pension Quoted Prices in Active Markets for Identical Assets (Level 1) U S Mutual Funds [Member]	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Corporate	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Corporate	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Government	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Government	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Mortgages	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Mortgages	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] International Commingled Fixed Income Funds	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] International Commingled Fixed Income Funds	Dec. 31, 2012 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Commingled Cash Equivalents Fund	Dec. 31, 2011 U.S. Pension Significant Other Observable Inputs (Level 2) [Member] Asset backed [Member]	Dec. 31, 2012 U.S. Pension Commingled Equity Fund	Dec. 31, 2012 U.S. Pension Commingled Equity Fund Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 U.S. Pension Equity securities	Dec. 31, 2011 U.S. Pension Equity securities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan	Dec. 31, 2011 Netherlands Plan	Dec. 31, 2012 Netherlands Plan Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Netherlands Plan Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan U.S. Level 3 Assets	Dec. 31, 2012 Netherlands Plan Equity securities	Dec. 31, 2011 Netherlands Plan Equity securities	Dec. 31, 2012 Netherlands Plan Equity securities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Equity securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Netherlands Plan Equity securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan Equity securities U.S. Level 3 Assets	Dec. 31, 2012 Netherlands Plan Debt securities	Dec. 31, 2011 Netherlands Plan Debt securities	Dec. 31, 2012 Netherlands Plan Debt securities Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Debt securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Netherlands Plan Debt securities Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan Debt securities U.S. Level 3 Assets	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Netherlands Plan Cash and cash equivalents U.S. Level 3 Assets	Dec. 31, 2011 Netherlands Plan Real estate	Dec. 31, 2011 Netherlands Plan Real estate Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair values of pension investments				$ 259	$ 8	$ 13	$ 12	$ 11	$ 16	$ 24	$ 137	$ 3	$ 3	$ 8	$ 52	$ 1		$ 209	$ 11	$ 10	$ 52		$ 50	$ 8	$ 13	$ 1	$ 1	$ 16	$ 24	$ 137	$ 3	$ 3	$ 8	$ 1	$ 110	$ 110	$ 147	$ 147
Fair Value measurement of Non-US Pooled Funds		$ 22	$ 286														$ 11					$ 275																	$ 112	$ 91		$ 112	$ 91		$ 46	$ 37		$ 46	$ 37		$ 60	$ 46		$ 60	$ 46		$ 6		$ 6		$ 8	$ 8